INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Raw materials	310,394	222,826
Work-in-process	265,109	139,116
Finished goods	948,592	817,699
	1,524,095	1,179,641

Finished goods include modules of $161,138 and $112,440 as of December 31, 2022 and 2023, respectively, that allow solar energy systems to qualify for the U.S. Federal Investment Tax Credit by satisfying the 5% safe harbor method outlined in the U.S. Internal Revenue Service (“IRS”) guidance notice.

In 2021, 2022 and 2023, inventory was written down by $14,070, $7,475 and $113,079, respectively, to reflect the lower of cost and net realizable value.